Authorisation of Financial Statements	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Authorisation of Financial Statements	30. Authorisation of financial statements These financial statements were authorised for issue in accordance with a resolution of the Board of Directors of PropertyGuru Group Limited on 15 March 2023.